Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2016:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,941,819	16.01%	¥10,085,791	9.00%
BTMU	14,013,211	15.66	7,156,528	8.00
MUTB	2,371,081	19.97	949,464	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	14,839,297	13.24	7,844,504	7.00
BTMU	11,375,227	12.71	5,367,396	6.00
MUTB	1,996,600	16.82	712,098	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	13,039,875	11.63	6,163,539	5.50
BTMU	9,917,731	11.08	4,025,547	4.50
MUTB	1,900,637	16.01	534,074	4.50
At March 31, 2017:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,076,158	15.85%	¥11,398,640	10.00%
BTMU	14,053,431	15.28	7,356,801	8.00
MUTB	2,406,555	19.80	971,933	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	15,232,491	13.36	9,118,912	8.00
BTMU	11,680,740	12.70	5,517,601	6.00
MUTB	2,058,449	16.94	728,950	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	13,413,885	11.76	7,409,116	6.50
BTMU	10,245,812	11.14	4,138,201	4.50
MUTB	1,928,970	15.87	546,713	4.50
Stand-alone:
At March 31, 2016:
Total capital (to risk-weighted assets):
BTMU	¥12,833,360	17.51%	¥5,862,233	8.00%
MUTB	2,358,700	21.08	895,049	8.00
Tier1 capital (to risk-weighted assets):
BTMU	10,446,709	14.25	4,396,675	6.00
MUTB	1,952,951	17.45	671,286	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	9,019,479	12.30	3,297,506	4.50
MUTB	1,855,526	16.58	503,465	4.50
At March 31, 2017:
Total capital (to risk-weighted assets):
BTMU	¥12,823,393	16.70%	¥6,140,606	8.00%
MUTB	2,426,482	20.48	947,592	8.00
Tier1 capital (to risk-weighted assets):
BTMU	10,655,522	13.88	4,605,455	6.00
MUTB	2,067,034	17.45	710,694	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	9,247,740	12.04	3,454,091	4.50
MUTB	1,937,599	16.35	533,020	4.50

Note:

(1)

Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 0.625% and a G-SIB surcharge of 0.375% as of March 31, 2016 and a capital conservation buffer of 1.25% and a G-SIB surcharge of 0.75% as of March 31, 2017. As of the same date, the countercyclical buffer applicable to MUFG is nil.

Foreign, United States of America [Member] | MUB [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUB:
At December 31, 2015:
Total capital (to risk-weighted assets)	$14,003	14.91%	$7,514	8.000%	$9,393	10.00%
Tier I capital (to risk-weighted assets)	12,384	13.18	5,636	6.000	7,514	8.00
Tier I capital (to quarterly average assets)(2)	12,384	11.03	4,490	4.000	5,612	5.00
Common Equity Tier I capital (to risk-weighted assets)	12,384	13.18	4,227	4.500	6,105	6.50
At December 31, 2016:
Total capital (to risk-weighted assets)	$14,560	16.29%	$7,709	8.625%	$8,938	10.00%
Tier I capital (to risk-weighted assets)	13,056	14.61	5,922	6.625	7,151	8.00
Tier I capital (to quarterly average assets)(2)	13,056	11.46	4,558	4.000	5,697	5.00
Common Equity Tier I capital (to risk-weighted assets)	13,056	14.61	4,581	5.125	5,810	6.50

Notes:

(1)	Beginning January 1, 2016, the minimal capital requirement includes a capital conservation buffer of 0.625%.
(2)	Excludes certain deductions.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2015:
Total capital (to risk-weighted assets)	$14,747	15.56%	$7,582	8.000%
Tier I capital (to risk-weighted assets)	12,923	13.64	5,687	6.000
Tier I capital (to quarterly average assets)(2)	12,923	11.40	4,535	4.000
Common Equity Tier I capital (to risk-weighted assets)	12,920	13.63	4,265	4.500
At December 31, 2016:
Total capital (to risk-weighted assets)	$16,431	16.45%	$8,617	8.625%
Tier I capital (to risk-weighted assets)	14,757	14.77	6,619	6.625
Tier I capital (to quarterly average assets)(2)	14,757	9.92	5,952	4.000
Common Equity Tier I capital (to risk-weighted assets)	14,757	14.77	5,120	5.125

Notes:

(1)	Beginning January 1, 2016, the minimal capital requirement includes a capital conservation buffer of 0.625%.
(2)	Excludes certain deductions.